Revenue from contracts with customers and trade receivables (Details Textual) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)		Mar. 31, 2020 INR (₨)		Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Statement [Line Items]
Contract assets		₨ 43			₨ 37
Revenue		214,391	[1]	$ 2,826	189,722	[1]	₨ 174,600	[1]
Licence fee	[2]	4,867			1,415		8,617
Global Generics- North America Operations [Member]
Statement [Line Items]
Refunds provision | $									$ 24	$ 19
Alium JSC [member]
Statement [Line Items]
Revenue		1,971
Consideration receivable		1,774
Mankind pharma limited [member]
Statement [Line Items]
Revenue		390
Bio delivery sciences international inc [member]
Statement [Line Items]
Licence fee		1,084
Consideration receivable | $									6
Bio delivery sciences international inc [member] | One year from closing [member]
Statement [Line Items]
Consideration receivable | $									$ 9
Proprietary products
Statement [Line Items]
Revenue		1,611			523		7,949
Proprietary products | UpsherSmith Laboratories LLC [member]
Statement [Line Items]
Licence fee		7,486
Major Customer 1 [Member]
Statement [Line Items]
Revenue		₨ 20,596			₨ 19,341		₨ 14,164
Percentage of entity's revenue		10.00%		10.00%	10.00%		5.00%
Major Customer 2 [Member]
Statement [Line Items]
Revenue		₨ 10,339			₨ 9,867		₨ 9,267
Percentage of entity's revenue		5.00%		5.00%	5.00%		8.00%

[1]	Revenues for the year ended March 31, 2022 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,255 (as compared to Rs. 6,905 and Rs. 5,910 for the years ended March 31, 2021 and 2020, respectively).
[2]	During the year ended March 31, 2022, the Company entered into the following agreements: • An agreement with Alium JSC for the sale of the Company’s territorial rights relating to two of its anti-bacterial brands (Ciprolet® and Levolet®) in Russia and certain countries of the former Soviet Union. The consideration for the arrangement is Rs.1,971 and the Company recognized revenue of Rs.1,774 for the performance obligations relating to the milestones met. This transaction pertains to the Company’s Global Generics segment. • An agreement with Mankind Pharma Limited towards the sale of two of the Company's brands (Daffy bar and Combihale) in India, which formed part of the Company’s Global Generics segment. License fees includes an amount of Rs.390 towards the aforesaid sales transaction. • A definitive agreement with BioDelivery Sciences International, Inc. (“BDSI”), pursuant to which the Company sold its U.S. and Canada territory rights for ELYXYB (celecoxib oral solution) 25 mg/mL, to BDSI. Under the terms of agreement, the Company was entitled to receive U.S.$6 up front at the closing, U.S.$9 one year from the closing, event based milestone payments upon achievement of certain regulatory approvals; sales-based milestone payments; and quarterly earn-out payments based on a percentage (which varies based on sales volumes) of net sales of the product in the territory. The Company recognized an amount of Rs.1,084 as a licensee fee from this transaction. This transaction pertains to the Company’s Proprietary Products segment.